FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ 833	$ 213	$ 1,405	$ 9
Investment property
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	394	412	864	389
Transaction Related Gains (Losses), Net of Deal Costs [Member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	443	26	977	125
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	176	(124)	(17)	(314)
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(14)	(36)	(51)	(80)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (166)	$ (65)	$ (368)	$ (111)